INTANGIBLE ASSETS (Details) - USD ($) $ in Thousands			12 Months Ended
	Sep. 28, 2019	Dec. 29, 2018	Dec. 29, 2018	Dec. 30, 2017	Mar. 31, 2019
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Accumulated Amortization	$ (35,551)	$ (31,245)	$ (31,245)	$ (25,936)
Gross carrying amount	126,243	111,264	111,264	100,238
Net carrying amount	90,692	80,019	80,019	74,302
Trademarks
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Carrying amount, indefinite-lived	9,122
Gross carrying amount, finite-lived	19,237	14,867	14,867	10,627
Accumulated Amortization	(3,889)	(2,696)	(2,696)	(1,494)
Net carrying amount, finite-lived	15,348	12,171	12,171	9,133
Customer relationships
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Gross carrying amount, finite-lived	42,205	42,205	42,205	42,205
Accumulated Amortization	(27,987)	(25,110)	(25,110)	(21,273)
Net carrying amount, finite-lived	$ 14,218	$ 17,095	$ 17,095	$ 20,932
Useful Life	11 years	11 years	11 years	11 years
Patents
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Gross carrying amount, finite-lived	$ 6,847	$ 5,522	$ 5,522	$ 3,868
Accumulated Amortization	(649)	(461)	(461)	(256)
Net carrying amount, finite-lived	6,198	5,061	5,061	3,612
Non-compete agreements
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Gross carrying amount, finite-lived	2,815	2,815	2,815	2,815
Accumulated Amortization	$ (2,815)	$ (2,815)	$ (2,815)	$ (2,815)
Useful Life	5 years	5 years	5 years	5 years
Other intangibles
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Gross carrying amount, finite-lived	$ 1,052	$ 1,026	$ 1,026	$ 1,024
Accumulated Amortization	(211)	(163)	(163)	(98)
Net carrying amount, finite-lived	$ 841	$ 863	$ 863	$ 926
Useful Life	15 years	15 years	15 years	15 years
Tradename
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Carrying amount, indefinite-lived	$ 31,363	$ 31,363	$ 31,363	$ 31,363
Trade dress
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Carrying amount, indefinite-lived	$ 13,602	$ 13,466	$ 13,466
Gross carrying amount, finite-lived				8,336
Net carrying amount, finite-lived				$ 8,336
Europe and Asia | Trademarks
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Net carrying amount, finite-lived					$ 9,100
Minimum | Trademarks
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Useful Life	6 years	6 years	6 years	6 years
Minimum | Patents
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Useful Life	4 years	4 years	4 years	4 years
Maximum | Trademarks
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Useful Life	30 years	30 years	30 years	30 years
Maximum | Patents
Finite Lived And Indefinite Lived Intangible Assets By Major Class Line Items
Useful Life	25 years	25 years	25 years	25 years